Financial Instruments Risk Management - Maturity Analysis for Insurance Contracts (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Insurance contract assets	$ 335	$ 355
Insurance contract liabilities	176,018	167,366
Reinsurance contract held assets	6,138	6,318
Reinsurance contract held liabilities	2,049	1,825
Insurance
Disclosure of credit risk exposure [line items]
Insurance contract assets	335	355	$ 184
Insurance contract liabilities	155,910	147,269	135,669
Net insurance contract liabilities	155,575	146,914	135,485
Reinsurance contracts held
Disclosure of credit risk exposure [line items]
Insurance contract assets	6,138	6,318	5,794
Insurance contract liabilities	2,049	1,825	1,623
Net insurance contract liabilities	(4,089)	(4,493)	$ (4,171)
Reinsurance contracts held | Financial assets
Disclosure of credit risk exposure [line items]
Amounts payable on demand	(26)	(29)
Financial liabilities | Insurance
Disclosure of credit risk exposure [line items]
Amounts payable on demand	5,386	5,177
Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract assets	8,797	5,676
Insurance contract liabilities	966,662	756,186
Net insurance contract liabilities	957,865	750,510
Reinsurance contract held assets	13,853	13,024
Reinsurance contract held liabilities	6,163	5,290
Net reinsurance contract held assets	(7,690)	(7,734)
Estimates of PV of future cash flows | Due in 1 year or less
Disclosure of credit risk exposure [line items]
Insurance contract assets	382	633
Insurance contract liabilities	10,183	11,269
Net insurance contract liabilities	9,801	10,636
Reinsurance contract held assets	837	847
Reinsurance contract held liabilities	211	110
Net reinsurance contract held assets	(626)	(737)
Estimates of PV of future cash flows | 1 to 2 years
Disclosure of credit risk exposure [line items]
Insurance contract assets	306	332
Insurance contract liabilities	2,973	3,254
Net insurance contract liabilities	2,667	2,922
Reinsurance contract held assets	298	652
Reinsurance contract held liabilities	189	99
Net reinsurance contract held assets	(109)	(553)
Estimates of PV of future cash flows | 2 to 3 years
Disclosure of credit risk exposure [line items]
Insurance contract assets	288	272
Insurance contract liabilities	3,516	3,363
Net insurance contract liabilities	3,228	3,091
Reinsurance contract held assets	308	685
Reinsurance contract held liabilities	189	101
Net reinsurance contract held assets	(119)	(584)
Estimates of PV of future cash flows | 3 to 4 years
Disclosure of credit risk exposure [line items]
Insurance contract assets	267	263
Insurance contract liabilities	4,501	4,059
Net insurance contract liabilities	4,234	3,796
Reinsurance contract held assets	319	707
Reinsurance contract held liabilities	188	104
Net reinsurance contract held assets	(131)	(603)
Estimates of PV of future cash flows | 4 to 5 years
Disclosure of credit risk exposure [line items]
Insurance contract assets	252	241
Insurance contract liabilities	5,563	5,211
Net insurance contract liabilities	5,311	4,970
Reinsurance contract held assets	338	728
Reinsurance contract held liabilities	188	107
Net reinsurance contract held assets	(150)	(621)
Estimates of PV of future cash flows | Over 5 Years
Disclosure of credit risk exposure [line items]
Insurance contract assets	7,302	3,935
Insurance contract liabilities	939,926	729,030
Net insurance contract liabilities	932,624	725,095
Reinsurance contract held assets	11,753	9,405
Reinsurance contract held liabilities	5,198	4,769
Net reinsurance contract held assets	$ (6,555)	$ (4,636)